5. Segment Reporting, Geographical Information (Details) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Total Revenue	€ 379,406	€ 286,018	€ 779,492	€ 614,570	€ 1,138,634	€ 1,250,292
Gross Profit:
Total Gross Profit	331,320	252,037	664,167	528,896	974,516	1,093,992
Total Assets:
Total Assets	1,682,239		1,682,239		2,022,731	3,813,743
Vycor Medical [Member]
Revenue:
Total Revenue	333,085	221,258	682,006	480,107	885,481	357,264
Gross Profit:
Total Gross Profit	288,812	193,743	575,420	412,794	777,953	313,568
Total Assets:
Total Assets	911,025		911,025		872,441	2,644,513
Novavision [Member]
Revenue:
Total Revenue	46,321	64,760	97,486	134,463	253,153	893,028
Gross Profit:
Total Gross Profit	42,508	€ 58,294	88,747	€ 116,102	196,563	780,424
Total Assets:
Total Assets	€ 771,214		€ 771,214		€ 1,157,790	€ 1,169,230